Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payroll and welfare payables	¥ 3,106	$ 458	¥ 3,027
Others	2,786	410	1,785
Total accrued expenses and other liabilities	¥ 5,892	$ 868	¥ 4,812